Investment Properties - Schedule of Lease Payments Receivable Under Operating Leases (Details) - Investment Property [Member] $ in Thousands	Jun. 30, 2025 USD ($)
Disclosure of detailed information about investment property [line items]
Total	$ 14,963
2025 [Member]
Disclosure of detailed information about investment property [line items]
Total	1,854
2026 [Member]
Disclosure of detailed information about investment property [line items]
Total	3,167
2027 [Member]
Disclosure of detailed information about investment property [line items]
Total	2,093
2028 [Member]
Disclosure of detailed information about investment property [line items]
Total	2,098
2029 [Member]
Disclosure of detailed information about investment property [line items]
Total	2,084
Thereafter [Member]
Disclosure of detailed information about investment property [line items]
Total	$ 3,667